Notes to the consolidated cash flow statements - Operating activities (Details) - AUD ($) $ in Millions	6 Months Ended
	Mar. 31, 2025	Sep. 30, 2024	Mar. 31, 2024
Reconciliation of net cash provided by/(used in) operating activities to net profit for the year
Profit after income tax expense	$ 3,325	$ 3,648	$ 3,342
Profit after income tax expense, percentage movement from prior period	(9.00%)
Profit after income tax expense, percentage movement from same period of prior year	(1.00%)
Adjustments:
Depreciation, amortisation and impairment	$ 752	735	787
Depreciation, amortisation and impairment, percentage movement from prior period	2.00%
Depreciation, amortisation and impairment, percentage movement from same period in prior year	(4.00%)
Impairment charges/(benefits)	$ 365	275	452
Impairment charges/(benefits), percentage movement from prior period	33.00%
Impairment charges/(benefits), percentage movement from same period in prior year	(19.00%)
Net decrease/(increase) in current and deferred tax	$ (506)	69	(321)
Net decrease/(increase) in current and deferred tax, percentage movement from same period in prior year	58.00%
(Increase)/decrease in accrued interest receivable	$ (91)	60	(287)
(Increase)/decrease in accrued interest receivable, percentage movement from same period in prior year	(68.00%)
(Decrease)/increase in accrued interest payable	$ 115	266	536
(Decrease)/increase in accrued interest payable, percentage movement from prior period	(57.00%)
(Decrease)/increase in accrued interest payable, percentage movement from same period in prior year	(79.00%)
(Decrease)/increase in provisions	$ (251)	91	(363)
(Decrease)/increase in provisions, percentage movement from same period in prior year	(31.00%)
Unrealised (gain)/loss in trading income	$ (846)	1,081	534
Other non-cash items	$ (810)	(740)	(381)
Other non-cash items, percentage movement from prior period	9.00%
Other non-cash items, percentage movement from same period in prior year	113.00%
Cash flows from operating activities before changes in operating assets and liabilities	$ 2,053	5,485	4,299
Cash flows from operating activities before changes in operating assets and liabilities, percentage movement from prior period	(63.00%)
Cash flows from operating activities before changes in operating assets and liabilities, percentage movement from same period in prior year	(52.00%)
Net (increase)/decrease in:
Collateral paid	$ 555	(1,882)	(215)
Trading securities and financial assets measured at FVIS	$ (1,394)	(15,530)	(3,464)
Trading securities and financial assets measured at FVIS, percentage movement from prior period	(91.00%)
Trading securities and financial assets measured at FVIS, percentage movement from same period in prior year	(60.00%)
Derivative financial instruments	$ 8,256	(1,149)	313
Loans	$ (19,357)	(22,346)	(12,737)
Loans, percentage movement from prior period	(13.00%)
Loans, percentage movement from same period in prior year	52.00%
Other financial assets	$ (269)	(9)	(339)
Other financial assets, percentage movement from same period in prior year	(21.00%)
Other assets	$ 17	(38)	4
Net increase/(decrease) in:
Collateral received	$ 378	653	(971)
Collateral received, percentage movement from prior period	(42.00%)
Deposits and other borrowings	$ 16,833	19,761	15,482
Deposits and other borrowings, percentage movement from prior period	(15.00%)
Deposits and other borrowings, percentage movement from same period in prior year	9.00%
Other financial liabilities	$ 4,895	(10,842)	3,758
Other financial liabilities, percentage movement from same period in prior year	30.00%
Other liabilities	$ 2	5	(5)
Other liabilities, percentage movement from prior period	(60.00%)
Net cash provided by/(used in) operating activities	$ 11,969	$ (25,892)	$ 6,125
Net cash provided by/(used in) operating activities, percentage movement from same period in prior year	95.00%